Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

        June 6, 2011

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust (the “Trust”)

-Registration Statement on Form N-1A

File No. 333-48456

CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Interactive Data File required to be filed with the Securities and Exchange Commission. The Interactive Data File that is being submitted as an exhibit to the accompanying 497 filing relates to the filing made by the Trust pursuant to Rule 497(e) under the Securities Act on May 19, 2011 (SEC Accession No. 0001193125-11-145187), which contained the prospectuses for the Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio and Invesco Small Cap Growth Portfolio, each a series of the Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Michael P. Lawlor, Esq.
David C. Mahaffey, Esq.